DERIVATIVE LIABILITIES (Details Textuals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative expense	$ 66,980	$ 66,980